Equity Incentive Plan - Summary of Information about Stock Options (Detail) - Stock Options and Stock Appreciation Rights [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of outstanding (in shares)	285,780
Options Outstanding, Aggregate intrinsic value | $	$ 1,553
Options Exercisable, Number exercisable (in shares)	42,256
Options Exercisable, Aggregate intrinsic value | $	$ 342
22.22 to 33.56 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of outstanding (in shares)	28,751
Options Outstanding, Weighted average exercise price (in dollars per share) | $ / shares	$ 29.55
Options Outstanding, Weighted average remaining contractual term	2 years 9 months 29 days
Options Exercisable, Number exercisable (in shares)	12,956
Options Exercisable, Weighted average exercise price (in dollars per share) | $ / shares	$ 29.01
Options Exercisable, Weighted average remaining contractual term	2 years 5 months 1 day
33.57 to 42.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of outstanding (in shares)	257,029
Options Outstanding, Weighted average exercise price (in dollars per share) | $ / shares	$ 40.40
Options Outstanding, Weighted average remaining contractual term	8 years 9 months 29 days
Options Exercisable, Number exercisable (in shares)	29,300
Options Exercisable, Weighted average exercise price (in dollars per share) | $ / shares	$ 40.05
Options Exercisable, Weighted average remaining contractual term	8 years 8 months 1 day